RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2020
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Net amounts due to related parties consisted of the following as of September 30, 2020 and 2019:

		As of September 30,
Accounts	Name of related parties	2020	2019
Related party payables	Shareholder, HUANG Jian Cong	$1,187,339	$1,323,734
Related party payables	Other Affiliates of the Company	128,464	122,727
Due from Related Parties	Other Affiliates of the Company	47,135	110,990